Income Tax Provision (Details) - Schedule of Income Taxes Expected at U.S. Statutory Income Tax Rates and the Income Tax	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Income Taxes Expected At USStatutory Income Tax Rates And The Income Tax Abstract
Income taxes computed at Federal statutory rate	21.00%	21.00%
State income taxes	1.46%	0.14%
Nondeductible expenses	(13.46%)	3.25%
Change in valuation allowance	(26.10%)	(24.39%)
Stock compensation	(4.61%)
Net operating loss	15.93%
Other	5.78%
Effective tax rate